July 27, 2023

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, DC 20549

Re: BNY Mellon Investment Funds V, Inc.
- BNY Mellon Large Cap Equity Fund (the "Fund")

File No.: 811-06490

CIK No.: 0000881773

To Whom It May Concern:

Pursuant to Rule 14a under the Securities and Exchange Act of 1934, as amended, transmitted herewith please find one copy of the preliminary proxy materials for the Fund.

It is anticipated that proxy materials will be mailed to shareholders of record on or about August 23, 2023. The shareholder meeting is scheduled for October 12, 2023.

Kindly direct questions and/or comments to the attention of David Stephens, Esq., Proskauer Rose LLP at (212) 969-3357.

Sincerely,

/s/ Lori Close
Lori Close
Associate, Paralegal II